Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)
The Company’s quarterly financial information for the years ended December 31, 2015 and 2014 is as follows (in thousands):

Year ended December 31, 2015: (1)	First quarter	Second quarter	Third quarter	Fourth quarter
Total operating revenues	$109,539	$112,894	$143,621	$136,088
Total operating expenses	140,619	159,065	160,295	480,329
Operating loss	(31,080)	(46,171)	(16,674)	(344,241)
Net income (loss)	$4,687	$(63,519)	$65,084	$(274,251)
Net income (loss) attributable to Rice Energy	$152	$(69,683)	$58,950	$(280,755)
Earnings (loss) per share attributable to Rice Energy - basic	$—	$(0.51)	$0.43	$(2.06)
Earnings (loss) per share attributable to Rice Energy - diluted	$—	$(0.51)	$0.43	$(2.06)

Year ended December 31, 2014: (1)	First quarter	Second quarter	Third quarter	Fourth quarter
Total operating revenues	$90,477	$91,940	$79,128	$129,398
Total operating expenses	124,272	67,522	91,453	118,118
Operating income (loss)	(33,795)	24,418	(12,325)	11,280
Net income (loss)	$129,454	$(7,917)	$(6,861)	$104,360
Net income (loss) attributable to Rice Energy	$129,454	$(7,917)	$(6,861)	$103,779
Earnings (loss) per share attributable to Rice Energy - basic	$1.04	$(0.06)	$(0.05)	$0.76
Earnings (loss) per share attributable to Rice Energy - diluted	$1.03	$(0.06)	$(0.05)	$0.76

(1)	The sum of quarterly data in some cases may not equal the yearly total due to rounding.